Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Mar. 19, 2014
Debt Instrument [Line Items]
Cash received upon the exercise of call options		$ 0	$ 239,836,000	$ 134,737,000
Cash paid for the intrinsic value of the embedded cash conversion option		$ 0	237,438,000	133,763,000
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Convertible debt						$ 430,000,000
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Cash received upon the exercise of call options	$ 239,800,000
Cash paid for the intrinsic value of the embedded cash conversion option			237,400,000
Amount converted	$ 177,000,000		177,000,000		$ 119,400,000
Convertible debt						$ 300,000,000
Call Options | 2019 Notes
Debt Instrument [Line Items]
Cash received upon the exercise of call options				133,200,000
Cash paid for the intrinsic value of the embedded cash conversion option				132,700,000
Gain on exercise of call options and payment of embedded cash conversion option				500,000
Call Options | 2021 Notes
Debt Instrument [Line Items]
Cash paid for the intrinsic value of the embedded cash conversion option				1,100,000
Gain on exercise of call options and payment of embedded cash conversion option			$ 2,400,000	400,000
Cash received for the intrinsic value of the embedded cash conversion option				$ 1,500,000